Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Schedule of information relating to each of the group's subsidiaries
			Ownership interest as at December 31
	Note	Main location of company's activities	2022	2021
OPC Power Plants Ltd. (formerly OPC Israel Energy Ltd.)	11.A. 1	Israel	100%	100%
CPV Group LP	11.A. 2	USA	70%	70%

Schedule of material interest In subsidiaries
	As at and for the year ended December 31,
	2022	2021	2020
	OPC Energy Ltd.	OPC Energy Ltd.	OPC Energy Ltd.
	$ Thousands
NCI percentage *	56.20%	53.14%	39.09%
Current assets	419,636	346,380	693,913
Non-current assets	2,289,101	2,141,744	1,040,400
Current liabilities	(184,418)	(230,518)	(221,975)
Non-current liabilities	(1,283,445)	(1,341,962)	(980,028)
Net assets	1,240,874	915,644	532,310
Carrying amount of NCI	697,433	486,598	208,080

Revenue	573,957	487,763	385,625
Profit/(loss) after tax	65,352	(93,898)	(12,583)
Other comprehensive income	(11,249)	74,219	(2,979)
Profit/(loss) attributable to NCI	37,007	(54,022)	(2,567)
OCI attributable to NCI	(568)	33,661	(616)
Cash flows from operating activities	62,538	119,264	104,898
Cash flows from investing activities	(328,610)	(256,200)	(643,942)
Cash flows from financing activites excluding dividends paid to NCI	285,898	311,160	489,919
Dividends paid to NCI	-	(10,214)	(12,412)
Effect of changes in the exchange rate on cash and cash equivalents	(13,545)	6,717	12,566
Net increase/(decrease) in cash and cash equivalents	6,281	170,727	(48,971)

* The NCI percentage represents the effective NCI of the Group